N-2	May 24, 2024 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001487918
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-278170
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	2
Entity Registrant Name	OFS CAPITAL CORPORATION
Entity Address, Address Line One	10 S. Wacker Drive
Entity Address, Address Line Two	Suite 2500
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	847
Local Phone Number	734-2000
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	true
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	false
Business Development Company [Flag]	true
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses:
Sales load borne by us (as a percentage of offering price)	—%	(1)
Offering expenses borne by us (as a percentage of offering price)	—%	(2)
Dividend reinvestment plan fees (per sales transaction fee)	$15.00	(3)
Total Stockholder transaction expenses (as a percentage of offering price)	—%

Annual expenses (as a percentage of net assets attributable to common stock)(9):
Base management fees payable under the Investment Advisory Agreement	5.21%	(4)
Incentive fees payable under the Investment Advisory Agreement	3.11%	(5)
Interest payments on borrowed funds	12.03%	(6)
Other expenses	3.11%	(7)
Total annual expenses	23.46%	(8)
(1)     In the event that the securities to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load and the following “Example” will be updated accordingly.
(2)     The related prospectus supplement will disclose the applicable offering expenses and total stockholder transaction expenses.
(3)     The expenses of the dividend reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. There will be no brokerage charges or other charges to stockholders who participate in the plan except that, if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.10 per share brokerage commission from the proceeds. For additional information, see “Dividend Reinvestment Plan.”
(4)     Our base management fee is 1.75% of the average value of our total assets (other than cash and cash equivalents but including assets purchased with borrowed amounts and assets owned by any consolidated entity). This item represents projected base management fees for the next twelve months assuming that the base management fee expense remains consistent with the base management fee incurred during the year ended December 31, 2023. See “Management and Other Agreements—Investment Advisory Agreement”.
(5)     The Part One (as defined below) incentive fee assumes that incentive fees we incur during the next twelve months remain consistent with the actual incentive fees incurred by us during the year ended December 31, 2023, which includes the effects of the base management fee reduction discussed in footnote (9). The Part Two (as defined below) incentive fee will be accrued, but not necessarily become payable, if, on a cumulative basis, the sum of net realized capital gains and losses plus net unrealized appreciation and depreciation is positive. The amount set forth in the table assumes the Part Two incentive fee is 0.0%.
    The two parts of the incentive fee follows:
•The first (“Part One”), payable quarterly in arrears, equals 20.0% of our pre-incentive fee net investment income expressed as a rate of return on the value of our net assets (defined as total assets less indebtedness and before taking into account any incentive fees payable during the period) at the end of the immediately preceding calendar quarter, subject to a 2.0% quarterly (8.0% annualized) hurdle rate and a “catch-up” provision measured as of the end of each calendar quarter. Under this provision, in any calendar quarter, OFS Advisor receives no incentive fee until our pre-incentive fee net investment income equals the hurdle rate of 2.0% but then receives, as a “catch-up,” 100% of our pre-incentive fee net investment income with respect to that portion of such pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than 2.5%. The effect of this provision is that, if pre-incentive fee net investment income exceeds 2.5% in any calendar quarter, OFS Advisor will receive 20.0% of our pre-incentive fee net investment income as if a hurdle rate did not apply.
    The hurdle rate is fixed at 2.0% quarterly (8% annualized), which means that, if interest rates rise, it will be easier for our pre-incentive fee net investment income to surpass the hurdle rate, which could lead to the payment of fees to OFS Advisor in an amount greater than expected. There is no accumulation of amounts on the hurdle rate from quarter to quarter and accordingly there is no clawback of amounts previously paid if subsequent quarters are below the quarterly hurdle rate and there is no delay of payment if prior quarters are below the quarterly hurdle rate.
•The second part (“Part Two”), payable annually in arrears, equals 20.0% of our realized capital gains on a cumulative basis, if any (or upon the termination of the Investment Advisory Agreement, as of the termination date), computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. The incentive fee is determined on a consolidated basis. We accrue the Part Two incentive fee if, on a cumulative basis, the sum of net realized capital gains and losses plus net unrealized appreciation and depreciation is positive. See “Management and Other Agreements — Investment Advisory Agreement.”
(6)     The borrowing costs assume that the interest expense we will incur during the next twelve months remains consistent with the actual interest expense incurred during the year ended December 31, 2023. Borrowing costs also include amortization of deferred debt issuance costs related to the issuance of our outstanding debt. As of December 31, 2023, our asset coverage ratio was 160% (which excludes the SBA debentures as a result of exemptive relief granted to us by the SEC) as permitted under the Section 61(a)(2) of the 1940 Act, and assumes a weighted average interest rate for total outstanding debt of 6.01%, which is equal to the weighted average interest rate of our debt during the year ended December 31, 2023.
    We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. As of December 31, 2023, availability under the Banc of California Credit Facility was $25.0 million, based on the stated advance rate of 50% under the borrowing base and the $0 million outstanding. As of December 31, 2023, availability under the BNP Facility was $59.5 million and $90.5 million remained outstanding. Our stockholders will bear directly or indirectly the costs of borrowings under any debt instruments we may enter into.
(7)     “Other expenses” assumes that other expenses we incur during the next twelve months remain consistent with the actual amounts incurred during the year ended December 31, 2023. “Other expenses” includes our overhead expenses, including services under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by OFS Services. See “Management and Other Agreements—Administration Agreement”. “Other expenses” also includes ongoing administrative expenses to our independent accountants, legal counsel and compensation of independent directors.
(8)     Our stockholders indirectly bear the expenses of underlying funds or other investment vehicles that would be investment companies under section 3(a) of the 1940 Act but for the exceptions to that definition provided for in sections 3(c)(1) and 3(c)(7) of the 1940 Act (“Acquired Funds”) in which we invest. We do not currently invest in underlying funds or other investment companies and therefore do not expect to incur any acquired fund fees and expenses. The indirect expenses that will be associated with our Structured Finance Securities are not included in the fee table presentation, but if such expenses were included in the fee table presentation then our total annual expenses would have been 23.66%.
(9) Estimated.
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees | $	$ 15.00
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Annual Expenses [Table Text Block]

Stockholder transaction expenses:
Sales load borne by us (as a percentage of offering price)	—%	(1)
Offering expenses borne by us (as a percentage of offering price)	—%	(2)
Dividend reinvestment plan fees (per sales transaction fee)	$15.00	(3)
Total Stockholder transaction expenses (as a percentage of offering price)	—%

Annual expenses (as a percentage of net assets attributable to common stock)(9):
Base management fees payable under the Investment Advisory Agreement	5.21%	(4)
Incentive fees payable under the Investment Advisory Agreement	3.11%	(5)
Interest payments on borrowed funds	12.03%	(6)
Other expenses	3.11%	(7)
Total annual expenses	23.46%	(8)
(1)     In the event that the securities to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load and the following “Example” will be updated accordingly.
(2)     The related prospectus supplement will disclose the applicable offering expenses and total stockholder transaction expenses.
(3)     The expenses of the dividend reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. There will be no brokerage charges or other charges to stockholders who participate in the plan except that, if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.10 per share brokerage commission from the proceeds. For additional information, see “Dividend Reinvestment Plan.”
(4)     Our base management fee is 1.75% of the average value of our total assets (other than cash and cash equivalents but including assets purchased with borrowed amounts and assets owned by any consolidated entity). This item represents projected base management fees for the next twelve months assuming that the base management fee expense remains consistent with the base management fee incurred during the year ended December 31, 2023. See “Management and Other Agreements—Investment Advisory Agreement”.
(5)     The Part One (as defined below) incentive fee assumes that incentive fees we incur during the next twelve months remain consistent with the actual incentive fees incurred by us during the year ended December 31, 2023, which includes the effects of the base management fee reduction discussed in footnote (9). The Part Two (as defined below) incentive fee will be accrued, but not necessarily become payable, if, on a cumulative basis, the sum of net realized capital gains and losses plus net unrealized appreciation and depreciation is positive. The amount set forth in the table assumes the Part Two incentive fee is 0.0%.
    The two parts of the incentive fee follows:
•The first (“Part One”), payable quarterly in arrears, equals 20.0% of our pre-incentive fee net investment income expressed as a rate of return on the value of our net assets (defined as total assets less indebtedness and before taking into account any incentive fees payable during the period) at the end of the immediately preceding calendar quarter, subject to a 2.0% quarterly (8.0% annualized) hurdle rate and a “catch-up” provision measured as of the end of each calendar quarter. Under this provision, in any calendar quarter, OFS Advisor receives no incentive fee until our pre-incentive fee net investment income equals the hurdle rate of 2.0% but then receives, as a “catch-up,” 100% of our pre-incentive fee net investment income with respect to that portion of such pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than 2.5%. The effect of this provision is that, if pre-incentive fee net investment income exceeds 2.5% in any calendar quarter, OFS Advisor will receive 20.0% of our pre-incentive fee net investment income as if a hurdle rate did not apply.
    The hurdle rate is fixed at 2.0% quarterly (8% annualized), which means that, if interest rates rise, it will be easier for our pre-incentive fee net investment income to surpass the hurdle rate, which could lead to the payment of fees to OFS Advisor in an amount greater than expected. There is no accumulation of amounts on the hurdle rate from quarter to quarter and accordingly there is no clawback of amounts previously paid if subsequent quarters are below the quarterly hurdle rate and there is no delay of payment if prior quarters are below the quarterly hurdle rate.
•The second part (“Part Two”), payable annually in arrears, equals 20.0% of our realized capital gains on a cumulative basis, if any (or upon the termination of the Investment Advisory Agreement, as of the termination date), computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. The incentive fee is determined on a consolidated basis. We accrue the Part Two incentive fee if, on a cumulative basis, the sum of net realized capital gains and losses plus net unrealized appreciation and depreciation is positive. See “Management and Other Agreements — Investment Advisory Agreement.”
(6)     The borrowing costs assume that the interest expense we will incur during the next twelve months remains consistent with the actual interest expense incurred during the year ended December 31, 2023. Borrowing costs also include amortization of deferred debt issuance costs related to the issuance of our outstanding debt. As of December 31, 2023, our asset coverage ratio was 160% (which excludes the SBA debentures as a result of exemptive relief granted to us by the SEC) as permitted under the Section 61(a)(2) of the 1940 Act, and assumes a weighted average interest rate for total outstanding debt of 6.01%, which is equal to the weighted average interest rate of our debt during the year ended December 31, 2023.
    We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. As of December 31, 2023, availability under the Banc of California Credit Facility was $25.0 million, based on the stated advance rate of 50% under the borrowing base and the $0 million outstanding. As of December 31, 2023, availability under the BNP Facility was $59.5 million and $90.5 million remained outstanding. Our stockholders will bear directly or indirectly the costs of borrowings under any debt instruments we may enter into.
(7)     “Other expenses” assumes that other expenses we incur during the next twelve months remain consistent with the actual amounts incurred during the year ended December 31, 2023. “Other expenses” includes our overhead expenses, including services under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by OFS Services. See “Management and Other Agreements—Administration Agreement”. “Other expenses” also includes ongoing administrative expenses to our independent accountants, legal counsel and compensation of independent directors.
(8)     Our stockholders indirectly bear the expenses of underlying funds or other investment vehicles that would be investment companies under section 3(a) of the 1940 Act but for the exceptions to that definition provided for in sections 3(c)(1) and 3(c)(7) of the 1940 Act (“Acquired Funds”) in which we invest. We do not currently invest in underlying funds or other investment companies and therefore do not expect to incur any acquired fund fees and expenses. The indirect expenses that will be associated with our Structured Finance Securities are not included in the fee table presentation, but if such expenses were included in the fee table presentation then our total annual expenses would have been 23.66%.
(9) Estimated.
Management Fees [Percent]	5.21%
Interest Expenses on Borrowings [Percent]	12.03%
Incentive Fees [Percent]	3.11%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	3.11%
Total Annual Expenses [Percent]	23.46%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above. The expense amounts assume an annual base management fee of 1.75% as described in footnote 4 above, or 5.21% of net assets, for each year. Transaction expenses are not included in the following example.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return	$188	$482	$692	$993
While the example assumes a 5.0% annual return, as required by the applicable rules of the SEC, our performance will vary and may result in a return greater or less than 5.0%. The incentive fee under the Investment Advisory Agreement, which, assuming a 5.0% annual return, would either not be payable or would have an insignificant impact on the expense amounts shown above, is not included in the above example. The above illustration assumes that we will not realize any capital gains (computed net of all realized capital losses and unrealized capital depreciation) in any of the indicated time periods. If we achieve sufficient returns on our investments, including through the realization of capital gains, to trigger an incentive fee of a material amount, our expenses and returns to our investors would be higher. For example, if we assumed that we received our 5.0% annual return completely in the form of net realized capital gains on our investments, computed net of all cumulative unrealized depreciation on our investments, the projected dollar amount of total cumulative expenses set forth in the above illustration would be as follows:

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return	$198	$509	$730	$1,044
While the examples assume reinvestment of all dividends at net asset value, participants in our dividend reinvestment plan will receive a number of shares of our common stock determined by dividing the total dollar amount of the distribution payable to a participant by the market price per share of our common stock at the close of trading on the dividend payment date. The market price per share of our common stock may be at, above or below net asset value. See “Dividend Reinvestment Plan” for additional information regarding the dividend reinvestment plan.
The example should not be considered a representation of future expenses, and actual expenses may be greater or less than those shown.

Expense Example, Year 01 | $	$ 188
Expense Example, Years 1 to 3 | $	482
Expense Example, Years 1 to 5 | $	692
Expense Example, Years 1 to 10 | $	$ 993
Purpose of Fee Table , Note [Text Block]
The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “us,” “the Company” or “OFS Capital,” or that “we” will pay fees or expenses, you will indirectly bear such fees or expenses as an investor in OFS Capital.

Basis of Transaction Fees, Note [Text Block]	The expenses of the dividend reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. There will be no brokerage charges or other charges to stockholders who participate in the plan except that, if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.10 per share brokerage commission from the proceeds. For additional information, see “Dividend Reinvestment Plan.”
Other Transaction Fees, Note [Text Block]	The related prospectus supplement will disclose the applicable offering expenses and total stockholder transaction expenses.
Other Expenses, Note [Text Block]	“Other expenses” assumes that other expenses we incur during the next twelve months remain consistent with the actual amounts incurred during the year ended December 31, 2023. “Other expenses” includes our overhead expenses, including services under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by OFS Services. See “Management and Other Agreements—Administration Agreement”. “Other expenses” also includes ongoing administrative expenses to our independent accountants, legal counsel and compensation of independent directors.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	We are an externally managed, closed-end, non-diversified management investment company and have elected to be treated as a BDC under the 1940 Act, which imposes certain investment restrictions on our portfolio. We were formed as a Delaware corporation on November 7, 2011. Our investment objective is to provide our stockholders with both current income and capital appreciation primarily through debt investments and, to a lesser extent, equity investments. Our investment strategy is to maintain a credit investment portfolio focused primarily on middle-market companies in the United States. We use the term “middle-market” to refer to companies that may exhibit one or more of the following characteristics: number of employees between 150 and 2,000; revenues between $15 million and $300 million; annual EBITDA between $5 million and $50 million; generally, private companies owned by private equity firms or owners/operators; and enterprise value between $10 million and $500 million. For additional information about how we define the middle-market, see “Item 1. Business—General—Investment Criteria/Guidelines” in our most recent Annual Report on Form 10-K. None of our investment policies are fundamental and may be changed without stockholder approval.
As of December 31, 2023, we had loans to 44 portfolio companies, of which 81% were first lien debt investments and 19% were second lien debt investments, at fair value. We also held equity investments in 15 portfolio companies and 21 investments in Structured Finance Securities.
Our investment strategy focuses primarily on investments in middle-market companies in the United States, including investments in senior secured loans, which are comprised of first lien, second lien and unitranche loans, as well as investments in subordinated loans and, to a lesser extent, common stock, preferred stock and other equity securities. Our investments may be directly originated or may be purchased on a secondary basis in the U.S. leveraged loan market for Broadly Syndicated Loans (as defined below). As a BDC, we must not acquire any assets other than “qualifying assets” as specified in the 1940 Act unless, at the time the acquisition is made, at least 70% of our assets, as defined by the 1940 Act, are qualifying assets (with certain limited exceptions). Qualifying assets include investments in “eligible portfolio companies.” Under the relevant SEC rules, the term “eligible portfolio company” includes all private companies, companies whose securities are not listed on a national securities exchange, and certain public companies that have listed their securities on a national securities exchange and have a market capitalization of less than $250 million, in each case organized in the United States. Conversely, we may invest up to 30% of our portfolio in opportunistic investments not otherwise eligible under BDC regulations. Specifically, as part of this 30% basket, we may consider investments in investment funds that are operating pursuant to certain exceptions to the 1940 Act and in advisers to similar investment funds, as well as in debt or equity of middle-market portfolio companies located outside of the United States, and debt and equity of public companies that do not meet the definition of eligible portfolio companies because their market capitalization of publicly traded equity securities exceeds the levels provided for in the 1940 Act. We will not invest more than 15% of our assets in investment funds that rely on Sections 3(c)(1) and/or 3(c)(7) for exemption from the 1940 Act. We have made, and may continue to make, opportunistic investments in Structured Finance Securities and other non-qualifying assets (discussed below), consistent with our investment strategy. As of December 31, 2023, approximately 81% of our investments were qualifying assets.
We execute on our investment strategy, in part, through OFSCC-FS, which established the BNP Facility on June 20, 2019, to provide borrowings of up to $150.0 million. On June 24, 2022, we amended the BNP Facility to, among other things: (i) extend the reinvestment period for three years from June 20, 2022 to June 20, 2025; and (ii) extend the maturity date from June 20, 2024 to June 20, 2027. On a stand-alone basis, OFSCC-FS held approximately $158.3 million and $173.7 million in assets as of December 31, 2023 and 2022, respectively, which accounted for approximately 34% and 33% of our consolidated total assets, respectively.
We also execute our investment strategy, in part, by investing in Structured Finance Securities. We believe OFS Advisor is uniquely positioned, given its expertise in structured credit and managing CLOs, to make opportunistic investments in Structured Finance Securities, through which we target attractive risk-adjusted returns. During the years ended December 31, 2023 and 2022, we purchased $7.6 million and $43.2 million of Structured Finance Securities, respectively.
We historically executed our investment strategy, in part, through SBIC I LP, a licensee under the SBA’s SBIC program. On March 1, 2024, SBIC I LP fully repaid its outstanding SBA debentures totaling $31.9 million and, on April 17, 2024, surrendered its license to operate as a SBIC.
We execute our investment strategy through additional wholly owned subsidiaries and may form additional wholly owned subsidiaries in the future. The term “subsidiary” includes entities that primarily engage in investment activities in securities or other assets and are wholly owned by us. We comply with the provisions of Section 18 of the 1940 Act governing capital structure and leverage on an aggregate basis with our subsidiaries. Our subsidiaries comply with the provisions of Section 17 of the 1940 Act related to affiliated transactions and custody. U.S. Bank Trust Company, National Association serves as our custodian and the custodian of our wholly owned subsidiaries, with the exception of OFSCC-FS, LLC, whose custodian is Virtus Group, LP. OFS Advisor complies with the provisions of Section 15 of the 1940 Act relating to investment advisory contracts as an investment adviser to our wholly owned subsidiaries, as these subsidiaries are wholly-owned by us and are governed under the Investment Advisory Agreement. We do not intend to create or acquire primary control of any entity that primarily engages in investment activities in securities or other assets other than entities wholly owned by us.
    Our investment activities are managed by OFS Advisor and supervised by our Board, a majority of whom are independent of us, OFS Advisor and its affiliates. Under the Investment Advisory Agreement, we have agreed to pay OFS Advisor an annual base management fee based on the average value of our total assets (other than cash and cash equivalents but including assets purchased with borrowed funds and including assets owned by any consolidated entity) as well as an incentive fee based on our investment performance. OFS Advisor also serves as the investment adviser to other funds, including HPCI and OCCI. Additionally, OFS Advisor provides advisory and sub-advisory services to various funds, including: (i) CMFT Securities Investments, LLC, a wholly owned subsidiary of CIM Real Estate Finance Trust, Inc., a corporation that qualifies as a real estate investment trust, and (ii) CIM Real Assets & Credit Fund, an externally managed registered investment company under the 1940 Act that operates as an interval fund and invests primarily in a combination of real estate, credit and related investments. See “Item 1A. Risk Factors—Risks Related to OFS Advisor and its Affiliates—We have potential conflicts of interest related to obligations that OFS Advisor or its affiliates may have to other clients” in our most recent Annual Report on Form 10-K.
We have also entered into an Administration Agreement with OFS Services. Under our Administration Agreement, we have agreed to reimburse OFS Services for our allocable portion (subject to the review and approval of our Board) of overhead and other expenses incurred by OFS Services in performing its obligations under the Administration Agreement. See “Item 1. Business—General—Management and Other Agreements—Administration Agreement” in our most recent Annual Report on Form 10-K.
A BDC is generally not permitted to incur indebtedness unless immediately after such borrowing it has an asset coverage ratio for total borrowings of at least 200% (i.e., the amount of debt may not exceed 50% of the value of our assets). However, Section 61(a)(2) of the 1940 Act permits BDCs to be subject to a minimum asset coverage ratio of 150%, if specific conditions are satisfied, when issuing senior securities (i.e., the amount of debt may not exceed 66 2/3% of the value of our assets). As an approximation, prior to the enactment of certain amendments to the 1940 Act, the most that a BDC could borrow for investment purposes was $1 for every $1 of investor equity. Now, for those BDCs that satisfy the 1940 Act’s approval and disclosure requirements and become subject to the reduced asset coverage ratio, the BDC can borrow $2 for investment purposes for every $1 of investor equity.
On May 3, 2018, our Board, including a “required majority” (as such term is defined in Section 57(o) of the 1940 Act) thereof, approved the application of the modified asset coverage requirements set forth in Section 61(a)(2) of the 1940 Act. As a result, effective May 3, 2019, our minimum required asset coverage ratio decreased from 200% to 150%. At December 31, 2023, our asset coverage ratio was 160%. See “Item 1A. Risk Factors—Risks Related to our Business and Structure—Because we received the approval of our Board, we became subject to 150% asset coverage effective May 3, 2019” in our most recent Annual Report on Form 10-K.
We may borrow money when the terms and conditions available are favorable to do so and are aligned with our investment strategy and portfolio composition. The use of borrowed funds or the proceeds of preferred stock to make investments would have its own specific benefits and risks, and all of the costs of borrowing funds or issuing preferred stock would be borne by holders of our common stock.
    We generally cannot issue and sell our common stock at a price below net asset value per share. We may, however, issue and sell our common stock, or warrants, options or rights to acquire our common stock, at a price below the then-current NAV of our common stock if: (1) our Board determines that such sale is in our best interests and the best interests of our stockholders; and (2) our stockholders have approved our policy and practice of making such sales within the preceding 12 months. In any such case, the price at which our securities are to be issued and sold may not be less than a price which, in the determination of our Board, closely approximates the market value of such securities. On July 19, 2023, our stockholders approved a proposal to authorize us, with approval of our Board, to sell or otherwise issue shares of our common stock (during a twelve-month period) at a price below our then-current NAV per share in one or more offerings, subject to certain limitations (including that the cumulative number of shares sold pursuant to such authority does not exceed 25% of our then outstanding common stock immediately prior to each such sale).
We have elected to be treated, for U.S. federal income tax purposes, as a RIC under Subchapter M of the Code. To continue to qualify as a RIC, we must, among other things, meet the Annual Distribution Requirement, and certain source-of-income and asset diversification requirements. Pursuant to this election, we generally are not subject to U.S. federal income tax on any income we timely distribute to our stockholders as dividends.

Risk [Text Block]	Investing in our securities may be speculative and involves certain risks relating to our structure and our investment objective that you should consider before deciding whether to invest. For a more detailed discussion of material risks you should carefully consider before deciding to invest in our securities, see the section titled “Risk Factors” in this prospectus, in the applicable prospectus supplement and in any free writing prospectuses we have authorized for use in connection with a special offering, and under similar headings in the documents that are incorporated by reference into this prospectus, including the section titled “Item 1A. Risk Factors” included in our most recent Annual Report on Form 10-K, as well as any subsequent SEC filings. Risks involved in an investment in us include:
We are subject to risks related to our business and structure.
•Global economic, political and market conditions may adversely affect our business, our ability to access capital, and our results of operations and financial condition, including our revenue growth and profitability.
•Due to economic disruptions, we may not be able to increase our dividends and may reduce or defer our dividends and choose to incur U.S. federal excise tax in order to preserve cash and maintain flexibility.
•We are dependent upon the OFSC senior professionals for our future success and upon their access to the investment professionals and partners of OFSC and its affiliates.
•A significant amount of our portfolio investments are recorded at fair value and OFS Advisor, our “valuation designee,” determines the fair value of our investments in good faith pursuant to Rule 2a-5 under the 1940 Act. As a result, there will be uncertainty as to the value of our portfolio investments and the participation of OFS Advisor’s professionals in our valuation process could result in a conflict of interest.
•We may finance our investments with borrowed money, which magnifies the potential for gain or loss on amounts invested and may increase the risk of investing in us.
•Insufficient cash flows may increase our risk of default of our debt obligations, including under our Unsecured Notes and our BNP Facility.
•We will be subject to U.S. federal income tax at corporate rates if we are unable to maintain our tax treatment as a RIC.
•In the future, we may choose to pay distributions in our own stock and stockholders may be required to pay tax in excess of the cash they receive.
•Because we expect to distribute substantially all of our net ordinary income and net realized capital gains to our stockholders, we may need additional capital to finance our growth and such capital may not be available on favorable terms or at all.
•Changes in the laws or regulations governing our business, or changes in the interpretations thereof, and any failure by us to comply with these laws or regulations, could have a material adverse effect on our, and our portfolio companies’ business, results of operations or financial condition.
•Our Board may change our investment objectives, operating policies and strategies without prior notice or stockholder approval.
We are subject to risks related to OFS Advisor and its Affiliates.
•We have potential conflicts of interest related to obligations that OFS Advisor or its affiliates may have to other clients.
•We have potential conflicts of interest related to the purchases and sales that OFS Advisor makes on our behalf and/or on behalf of Affiliated Accounts.
•The valuation process for certain of our portfolio holdings may create a conflict of interest.
•Our ability to enter into transactions with our affiliates is restricted, which may limit the scope of investments available to us.
•Our incentive fee structure may create incentives for OFS Advisor that are not fully aligned with the interests of our stockholders.
•OFS Advisor’s liability is limited under the Investment Advisory Agreement, and we have agreed to indemnify OFS Advisor against certain liabilities, which may lead OFS Advisor to act in a riskier manner on our behalf than it would when acting for its own account.
•OFS Advisor can resign on 60 days’ notice, and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.
We are subject to risks related to our investments.
•Inflation may adversely affect the business, results of operations and financial condition of our portfolio companies.
•Any of our portfolio companies operating in the Health Care and Social Assistance industry are subject to extensive government regulation and certain other risks particular to that industry.
•Our investments in private and middle-market portfolio companies are generally considered lower credit quality obligations, are risky, and we could lose all or part of our investment.
•Our investments in Structured Finance Securities carry additional risks to the risks associated with investing in private debt.
•Our investments in Structured Finance Securities are more likely to suffer a loss of all or a portion of their value in the event of a default.
•We are a non-diversified management investment company within the meaning of the 1940 Act, and therefore we may assume large positions in the securities of a small number of issuers.
•If we make subordinated debt investments, the obligors or the portfolio companies may not generate sufficient cash flow to service their debt obligations to us.
•We and our investments are subject to interest rate risk.
We are subject to risks related to our securities and an investment in our common stock.
•There is a risk that stockholders may not receive distributions or that our distributions may not grow over time and a portion of our distributions may be a return of capital.
•The market price of our common stock may fluctuate and decrease significantly.
•Sales of substantial amounts of our common stock in the public market may have an adverse effect on the market price of our common stock.
•Our common stock has traded and may continue to trade below its NAV per share, which limits our ability to raise additional equity capital.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]	DESCRIPTION OF OUR CAPITAL STOCK
    The following description is based on relevant portions of the Delaware General Corporation Law (“DGCL”) and on our certificate of incorporation and bylaws. This summary is not necessarily complete, and we refer you to the DGCL and our certificate of incorporation and bylaws for a more detailed description of the provisions summarized below. We urge you to read the applicable prospectus supplement and any related free writing prospectus that we may authorize to be provided to you related to any shares of our capital stock being offered.
General
    OFS Capital, LLC was formed as a Delaware limited liability company and converted to a corporation on November 7, 2012. Under the terms of our certificate of incorporation, our authorized stock consists of 100,000,000 shares of common stock, par value $0.01 per share, and 2,000,000 shares of preferred stock, par value $0.01 per share. Our common stock is listed on The Nasdaq Global Select Market under the symbol “OFS.” The table below sets forth our capital stock as of May 20, 2024:

Title of Class	Amount Authorized	Amount Held by Company for its Account	Amount Outstanding
Common Stock, $0.01 par value per share	100,000,000	—	13,398,078
Preferred Stock, $0.01 par value per share	2,000,000	—	—
Common Stock
    All shares of our common stock have equal rights as to earnings, assets, distributions and voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by our Board and declared by us out of funds legally available therefor. Shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except when their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will not be able to elect any directors.
Preferred Stock
    Our certificate of incorporation authorizes the Board to approve the issuance of shares of preferred stock in one or more classes or series. Prior to issuance of shares of each class or series of preferred stock, the Board is required by Delaware law and by our certificate of incorporation to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms or conditions of redemption for each class or series. Thus, the Board could authorize the issuance of shares of preferred stock with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest. You should note, however, that any issuance of preferred stock must comply with the requirements of the 1940 Act. The 1940 Act requires that: (a) immediately after issuance and before any distribution is made with respect to our common stock and before any purchase of common stock is made, our asset coverage ratio, as defined in the 1940 Act, must equal at least 200% (or 150% if certain requirements are met) of gross assets less all liabilities and indebtedness not represented by senior securities (which include all of our borrowings and any preferred stock); and (b) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if distributions on such preferred stock are in arrears by two years or more. Some matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred stock. For example, holders of preferred stock would vote separately from the holders of common stock on a proposal to cease operations as a business development company. We believe that the availability for issuance of preferred stock will provide us with increased flexibility in structuring future financings and acquisitions, although we have no present intent to issue any shares of preferred stock.
Provisions of the DGCL and Our Certificate of Incorporation and Bylaws
Limitation on Liability of Directors and Officers; Indemnification and Advance of Expenses
    The indemnification of our officers and directors is governed by Section 145 of the DGCL, our certificate of incorporation and bylaws. Our certificate of incorporation provides that our directors will not be liable to us or our stockholders for monetary damages for breach of fiduciary duty as a director to the fullest extent permitted by the current DGCL or as the DGCL may hereafter be amended. DGCL Section 102(b)(7) provides that the personal liability of a director to a corporation or its stockholders for breach of fiduciary duty as a director may be eliminated except for liability: (a) for any breach of the director’s duty of loyalty to the registrant or its stockholders; (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law; (c) under Section 174 of the DGCL, relating to unlawful payment of distributions or unlawful stock purchases or redemption of stock; or (d) for any transaction from which the director derives an improper personal benefit.
    Our bylaws provide for the indemnification of any person to the full extent permitted by law as currently in effect or as may hereafter be amended. In addition, we have entered into indemnification agreements with each of our directors and officers in order to effect the foregoing. Nothing in our certificate of incorporation, as amended, modifying, restricting, or eliminating the duties or liabilities of directors shall apply to or in any way limit the duties (including state law fiduciary duties of loyalty and care) or liabilities of such persons with respect to matters arising under the federal securities laws.
Delaware Anti-Takeover Law
    The DGCL and our certificate of incorporation and bylaws contain provisions that could make it more difficult for a potential acquirer to acquire us by means of a tender offer, proxy contest or otherwise. These provisions are expected to discourage certain coercive takeover practices and inadequate takeover bids and to encourage persons seeking to acquire control of us to negotiate first with our Board. These measures may delay, defer or prevent a transaction or a change in control that might otherwise be in the best interests of our stockholders. We believe, however, that the benefits of these provisions outweigh the potential disadvantages of discouraging any such acquisition proposals because the negotiation of such proposals may improve their terms.
Classified Board of Directors
    Our Board is divided into three classes of directors serving staggered three-year terms, with the term of office of only one of the three classes expiring each year. A classified board may render a change in control of us or removal of our incumbent management more difficult. We believe, however, that the longer time required to elect a majority of a classified board of directors helps to ensure the continuity and stability of our management and policies.
Number of Directors; Removal; Vacancies
    Our certificate of incorporation provides that the number of directors will be set only by the Board in accordance with our bylaws. Our bylaws provide that a majority of our entire Board may, at any time, increase or decrease the number of directors. However, unless our bylaws are amended, the number of directors may never be less than four nor more than eight. Under our certificate of incorporation and bylaws, any vacancy on the Board, including a vacancy resulting from an enlargement of the Board, may be filled only by vote of a majority of the directors then in office. The limitations on the ability of our stockholders to fill vacancies could make it more difficult for a third party to acquire, or discourage a third-party from seeking to acquire, control of us.
    Our charter provides that a director may be removed only for cause, as defined in our charter, and then only by the affirmative vote of at least two-thirds of the votes entitled to be cast in the election of directors.
Advance Notice Provisions for Stockholder Nominations and Stockholder Proposals
    Our bylaws provide that with respect to an annual meeting of stockholders, nominations of persons for election to the Board and the proposal of business to be considered by stockholders may be made only: (a) by or at the direction of the Board; (b) pursuant to our notice of meeting; or (c) by a stockholder who is entitled to vote at the meeting and who has complied with the advance notice procedures of the bylaws. Nominations of persons for election to the Board at a special meeting may be made only by or at the direction of the Board, and provided that the Board has determined that directors will be elected at the meeting, by a stockholder who is entitled to vote at the meeting and who has complied with the advance notice provisions of the bylaws.
    The purpose of requiring stockholders to give us advance notice of nominations and other business is to afford our Board a meaningful opportunity to consider the qualifications of the proposed nominees and the advisability of any other proposed business and, to the extent deemed necessary or desirable by our Board, to inform stockholders and make recommendations about such qualifications or business, as well as to provide a more orderly procedure for conducting meetings of stockholders. Although our bylaws do not give our Board any power to disapprove stockholder nominations for the election of directors or proposals recommending certain action, they may have the effect of precluding a contest for the election of directors or the consideration of stockholder proposals if proper procedures are not followed and of discouraging or deterring a third party from conducting a solicitation of proxies to elect its own slate of directors or to approve its own proposal without regard to whether consideration of such nominees or proposals might be harmful or beneficial to us and our stockholders.
Action by Stockholders
    Under the DGCL, stockholder action can be taken only at an annual or special meeting of stockholders or by unanimous written consent in lieu of a meeting, unless the certificate of incorporation provides for stockholder action by less than unanimous written consent (which our certificate of incorporation does not). These provisions, combined with the requirements of our bylaws regarding the calling of a stockholder-requested special meeting of stockholders discussed below, may have the effect of delaying consideration of a stockholder proposed until the next annual meeting.
Stockholder Meetings
    Our certificate of incorporation and bylaws provide that, except as otherwise required by law, special meetings of the stockholders can only be called by the chairman of the board, the vice chairman of the board, the president, the Board or stockholders who own of record a majority of the outstanding shares of each class of stock entitled to vote at the meeting. In addition, our bylaws establish an advance notice procedure for stockholder proposals to be brought before an annual meeting of stockholders, including proposed nominations of candidates for election to the Board. Stockholders at an annual meeting may only consider proposals or nominations specified in the notice of meeting or brought before the meeting by or at the direction of the Board, or by a stockholder of record on the record date for the meeting who is entitled to vote at the meeting and who has delivered timely written notice in proper form to the secretary of the stockholder’s intention to bring such business before the meeting. These provisions could have the effect of delaying until the next stockholder meeting stockholder actions that are favored by the holders of a majority of our outstanding voting securities.
Conflict with 1940 Act
    Our bylaws provide that, if and to the extent that any provision of the DGCL or any provision of our certificate of incorporation or bylaws conflicts with any provision of the 1940 Act, the applicable provision of the 1940 Act will control.

Security Dividends [Text Block]	Distributions may be paid to the holders of our common stock if, as and when authorized by our Board and declared by us out of funds legally available therefor.
Security Liquidation Rights [Text Block]	In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Security Obligations of Ownership [Text Block]	The indemnification of our officers and directors is governed by Section 145 of the DGCL, our certificate of incorporation and bylaws. Our certificate of incorporation provides that our directors will not be liable to us or our stockholders for monetary damages for breach of fiduciary duty as a director to the fullest extent permitted by the current DGCL or as the DGCL may hereafter be amended. DGCL Section 102(b)(7) provides that the personal liability of a director to a corporation or its stockholders for breach of fiduciary duty as a director may be eliminated except for liability: (a) for any breach of the director’s duty of loyalty to the registrant or its stockholders; (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law; (c) under Section 174 of the DGCL, relating to unlawful payment of distributions or unlawful stock purchases or redemption of stock; or (d) for any transaction from which the director derives an improper personal benefit.
    Our bylaws provide for the indemnification of any person to the full extent permitted by law as currently in effect or as may hereafter be amended. In addition, we have entered into indemnification agreements with each of our directors and officers in order to effect the foregoing. Nothing in our certificate of incorporation, as amended, modifying, restricting, or eliminating the duties or liabilities of directors shall apply to or in any way limit the duties (including state law fiduciary duties of loyalty and care) or liabilities of such persons with respect to matters arising under the federal securities laws.

Long Term Debt [Table Text Block]	DESCRIPTION OF OUR DEBT SECURITIES
    We may issue debt securities in one or more series. The specific terms of each series of debt securities will be described in the particular prospectus supplement relating to that series. The prospectus supplement may or may not modify the general terms found in this prospectus and will be filed with the SEC. For a complete description of the terms of a particular series of debt securities, we urge you to read the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you related to the series of debt securities being offered, as well as the complete indentures that contain the terms of the debt securities.
    As required by federal law for all bonds and notes of companies that are publicly offered, the debt securities are governed by a document called an “indenture.” An indenture is a contract between us and U.S. Bank Trust Company, National Association, a financial institution acting as trustee on your behalf, and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf, described in the second paragraph under “Events of Default—Remedies if an Event of Default Occurs.” Second, the trustee performs certain administrative duties for us.
    Because this section is a summary, it does not describe every aspect of the debt securities and the indenture. We urge you to read the indenture because it, and not this description, defines your rights as a holder of debt securities. For example, in this section, we use capitalized words to signify terms that are specifically defined in the indenture. We have filed the form of the indenture with the SEC. See “Available Information” in this Prospectus for information on how to obtain a copy of the indenture.
    A prospectus supplement, which will accompany this prospectus, will describe the particular terms of any series of debt securities being offered, including the following:
•the designation or title of the series of debt securities;
•the total principal amount of the series of debt securities;
•the percentage of the principal amount at which the series of debt securities will be offered;
•the date or dates on which principal will be payable;
•the rate or rates (which may be either fixed or variable) and/or the method of determining such rate or rates of interest, if any;
•the date or dates from which any interest will accrue, or the method of determining such date or dates, and the date or dates on which any interest will be payable;
•the terms for redemption, extension or early repayment, if any;
•the currencies in which the series of debt securities are issued and payable;
•whether the amount of payments of principal, premium or interest, if any, on a series of debt securities will be determined with reference to an index, formula or other method (which could be based on one or more currencies, commodities, equity indices or other indices) and how these amounts will be determined;
•the place or places, if any, other than or in addition to the City of New York, of payment, transfer, conversion and/or exchange of the debt securities;
•the denominations in which the offered debt securities will be issued;
•the provision for any sinking fund;
•any restrictive covenants;
•any Events of Default (as defined below);
•whether the series of debt securities are issuable in certificated form;
•any provisions for defeasance or covenant defeasance;
•if applicable, U.S. federal income tax considerations relating to original issue discount;
•whether and under what circumstances we will pay additional amounts in respect of any tax, assessment or governmental charge and, if so, whether we will have the option to redeem the debt securities rather than pay the additional amounts (and the terms of this option);
•any provisions for convertibility or exchangeability of the debt securities into or for any other securities;
•whether the debt securities are subject to subordination and the terms of such subordination;
•the listing, if any, on a securities exchange; and
•any other terms.
    The debt securities may be secured or unsecured obligations. Unless the prospectus supplement states otherwise, principal (and premium, if any) and interest, if any, will be paid by us in immediately available funds.
    We are permitted, under specified conditions, to issue multiple classes of indebtedness if our asset coverage, as defined in the 1940 Act, is at least equal to 200% (or 150% if certain requirements are met) immediately after each such issuance. See “Item 1. Business—Regulation” in our most recent Annual Report on Form 10-K for additional information. In addition, while any indebtedness and other senior securities remain outstanding, we must make provisions to prohibit any distribution to our stockholders or the repurchase of such securities or shares unless we meet the applicable asset coverage ratios at the time of the distribution or repurchase. We may also borrow amounts up to 5% of the value of our total assets for temporary or emergency purposes without regard to asset coverage. For a discussion of the risks associated with leverage, see “Item 1A.—Risk Factors—Risks Related to Our Business and Structure—Regulations governing our operation as a BDC affect our ability to and the way in which we raise additional capital. As a BDC, we will need to raise additional capital, which will expose us to risks, including the typical risks associated with leverage” in our most recent Annual Report on Form 10-K.
General
    The indenture provides that any debt securities proposed to be sold under this prospectus and the attached prospectus supplement (“offered debt securities”) and any debt securities issuable upon the exercise of warrants or upon conversion or exchange of other offered securities (“underlying debt securities”), may be issued under the indenture in one or more series.
    For purposes of this prospectus, any reference to the payment of principal of or premium or interest, if any, on debt securities will include additional amounts if required by the terms of the debt securities.
    The indenture does not limit the amount of debt securities that may be issued thereunder from time to time. Debt securities issued under the indenture, when a single trustee is acting for all debt securities issued under the indenture, are called the “indenture securities.” The indenture also provides that there may be more than one trustee thereunder, each with respect to one or more different series of indenture securities. See “Resignation of Trustee” in this Prospectus. At a time when two or more trustees are acting under the indenture, each with respect to only certain series, the term “indenture securities” means the one or more series of debt securities with respect to which each respective trustee is acting. In the event that there is more than one trustee under the indenture, the powers and trust obligations of each trustee described in this prospectus will extend only to the one or more series of indenture securities for which it is trustee. If two or more trustees are acting under the indenture, then the indenture securities for which each trustee is acting would be treated as if issued under separate indentures.
    We refer you to the prospectus supplement for information with respect to any deletions from, modifications of or additions to the Events of Default or our covenants that are described below, including any addition of a covenant or other provision providing event risk or similar protection.
    We have the ability to issue indenture securities with terms different from those of indenture securities previously issued and, without the consent of the holders thereof, to reopen a previous issue of a series of indenture securities and issue additional indenture securities of that series unless the reopening was restricted when that series was created.
    We expect that we will usually issue debt securities in book entry only form represented by global securities.
Conversion and Exchange
    If any debt securities are convertible into or exchangeable for other securities, the prospectus supplement will explain the terms and conditions of the conversion or exchange, including the conversion price or exchange ratio (or the calculation method), the conversion or exchange period (or how the period will be determined), if conversion or exchange will be mandatory or at the option of the holder or us, provisions for adjusting the conversion price or the exchange ratio and provisions affecting conversion or exchange in the event of the redemption of the underlying debt securities. These terms may also include provisions under which the number or amount of other securities to be received by the holders of the debt securities upon conversion or exchange would be calculated according to the market price of the other securities as of a time stated in the prospectus supplement.
Issuance of Securities in Registered Form
    We may issue the debt securities in registered form, in which case we may issue them either in book-entry form only or in “certificated” form. Debt securities issued in book-entry form will be represented by global securities. We expect that we will usually issue debt securities in book-entry only form represented by global securities.
Book-Entry Holders
    We will issue registered debt securities in book-entry form only, unless we specify otherwise in the applicable prospectus supplement. This means debt securities will be represented by one or more global securities registered in the name of a depositary that will hold them on behalf of financial institutions that participate in the depositary’s book-entry system. These participating institutions, in turn, hold beneficial interests in the debt securities held by the depositary or its nominee. These institutions may hold these interests on behalf of themselves or customers.
    Under the indenture, only the person in whose name a debt security is registered is recognized as the holder of that debt security. Consequently, for debt securities issued in book-entry form, we will recognize only the depositary as the holder of the debt securities and we will make all payments on the debt securities to the depositary. The depositary will then pass along the payments it receives to its participants, which in turn will pass the payments along to their customers who are the beneficial owners. The depositary and its participants do so under agreements they have made with one another or with their customers; they are not obligated to do so under the terms of the debt securities.
    As a result, investors will not own debt securities directly. Instead, they will own beneficial interests in a global security, through a bank, broker or other financial institution that participates in the depositary’s book-entry system or holds an interest through a participant. As long as the debt securities are represented by one or more global securities, investors will be indirect holders, and not holders, of the debt securities.
Street Name Holders
    In the future, we may issue debt securities in certificated form or terminate a global security. In these cases, investors may choose to hold their debt securities in their own names or in “street name.” Debt securities held in street name are registered in the name of a bank, broker or other financial institution chosen by the investor, and the investor would hold a beneficial interest in those debt securities through the account he or she maintains at that institution.
    For debt securities held in street name, we will recognize only the intermediary banks, brokers and other financial institutions in whose names the debt securities are registered as the holders of those debt securities, and we will make all payments on those debt securities to them. These institutions will pass along the payments they receive to their customers who are the beneficial owners, but only because they agree to do so in their customer agreements or because they are legally required to do so. Investors who hold debt securities in street name will be indirect holders, and not holders, of the debt securities.
Legal Holders
    Our obligations, as well as the obligations of the applicable trustee and those of any third parties employed by us or the applicable trustee, run only to the legal holders of the debt securities. We do not have obligations to investors who hold beneficial interests in global securities, in street name or by any other indirect means. This will be the case whether an investor chooses to be an indirect holder of a debt security or has no choice because we are issuing the debt securities only in book-entry form.
    For example, once we make a payment or give a notice to the holder, we have no further responsibility for the payment or notice even if that holder is required, under agreements with depositary participants or customers or by law, to pass it along to the indirect holders but does not do so. Similarly, if we want to obtain the approval of the holders for any purpose (for example, to amend an indenture or to relieve us of the consequences of a default or of our obligation to comply with a particular provision of an indenture), we would seek the approval only from the holders, and not the indirect holders, of the debt securities. Whether and how the holders contact the indirect holders is up to the holders.
    When we refer to you in this Description of Our Debt Securities, we mean those who invest in the debt securities being offered by this prospectus, whether they are the holders or only indirect holders of those debt securities. When we refer to your debt securities, we mean the debt securities in which you hold a direct or indirect interest.
Special Considerations for Indirect Holders
    If you hold debt securities through a bank, broker or other financial institution, either in book-entry form or in street name, we urge you to check with that institution to find out:
•how it handles securities payments and notices;
•whether it imposes fees or charges;
•how it would handle a request for the holders’ consent, if ever required;
•whether and how you can instruct it to send you debt securities registered in your own name so you can be a holder, if that is permitted in the future for a particular series of debt securities;
•how it would exercise rights under the debt securities if there were a default or other event triggering the need for holders to act to protect their interests; and
•if the debt securities are in book-entry form, how the depositary’s rules and procedures will affect these matters.
Global Securities
    As noted above, we usually will issue debt securities as registered securities in book-entry form only. A global security represents one or any other number of individual debt securities. Generally, all debt securities represented by the same global securities will have the same terms.
    Each debt security issued in book-entry form will be represented by a global security that we deposit with and register in the name of a financial institution or its nominee that we select. The financial institution that we select for this purpose is called the depositary. Unless we specify otherwise in the applicable prospectus supplement, The Depository Trust Company, New York, New York, known as DTC, will be the depositary for all debt securities issued in book-entry form.
    A global security may not be transferred to or registered in the name of anyone other than the depositary or its nominee, unless special termination situations arise. We describe those situations below under “—Termination of a Global Security.” As a result of these arrangements, the depositary, or its nominee, will be the sole registered owner and holder of all debt securities represented by a global security, and investors will be permitted to own only beneficial interests in a global security. Beneficial interests must be held by means of an account with a broker, bank or other financial institution that in turn has an account with the depositary or with another institution that has an account with the depositary. Thus, an investor whose security is represented by a global security will not be a holder of the debt security, but only an indirect holder of a beneficial interest in the global security.
Special Considerations for Global Securities
    As an indirect holder, an investor’s rights relating to a global security will be governed by the account rules of the investor’s financial institution and of the depositary, as well as general laws relating to securities transfers. The depositary that holds the global security will be considered the holder of the debt securities represented by the global security.
    If debt securities are issued only in the form of a global security, an investor should be aware of the following:
•an investor cannot cause the debt securities to be registered in his or her name and cannot obtain certificates for his or her interest in the debt securities, except in the special situations we describe below;
•an investor will be an indirect holder and must look to his or her own bank or broker for payments on the debt securities and protection of his or her legal rights relating to the debt securities, as we describe under “—Issuance of Securities in Registered Form” above;
•an investor may not be able to sell interests in the debt securities to some insurance companies and other institutions that are required by law to own their securities in non-book-entry form;
•an investor may not be able to pledge his or her interest in a global security in circumstances where certificates representing the debt securities must be delivered to the lender or other beneficiary of the pledge in order for the pledge to be effective;
•the depositary’s policies, which may change from time to time, will govern payments, transfers, exchanges and other matters relating to an investor’s interest in a global security. We and the trustee have no responsibility for any aspect of the depositary’s actions or for its records of ownership interests in a global security. We and the trustee also do not supervise the depositary in any way;
•if we redeem less than all the debt securities of a particular series being redeemed, DTC’s practice is to determine by lot the amount to be redeemed from each of its participants holding that series;
•an investor is required to give notice of exercise of any option to elect repayment of its debt securities, through its participant, to the applicable trustee and to deliver the related debt securities by causing its participant to transfer its interest in those debt securities, on DTC’s records, to the applicable trustee;
•DTC requires that those who purchase and sell interests in a global security deposited in its book-entry system use immediately available funds. Your broker or bank may also require you to use immediately available funds when purchasing or selling interests in a global security; and
•financial institutions that participate in the depositary’s book-entry system, and through which an investor holds its interest in a global security, may also have their own policies affecting payments, notices and other matters relating to the debt securities. There may be more than one financial intermediary in the chain of ownership for an investor. We do not monitor and are not responsible for the actions of any of those intermediaries.
Termination of a Global Security
    If a global security is terminated for any reason, interests in it will be exchanged for certificates in non-book-entry form (certificated securities). After that exchange, the choice of whether to hold the certificated debt securities directly or in street name will be up to the investor. Investors must consult their own banks or brokers to find out how to have their interests in a global security transferred on termination to their own names, so that they will be holders. We have described the rights of legal holders and street name investors under “—Issuance of Securities in Registered Form” above.
    The prospectus supplement may list situations for terminating a global security that would apply only to the particular series of debt securities covered by the prospectus supplement. If a global security is terminated, only the depositary, and not we or the applicable trustee, is responsible for deciding the investors in whose names the debt securities represented by the global security will be registered and, therefore, who will be the holders of those debt securities.
Payment and Paying Agents
    We will pay interest to the person listed in the applicable trustee’s records as the owner of the debt security at the close of business on a particular day in advance of each due date for interest, even if that person no longer owns the debt security on the interest due date. That day, often approximately two weeks in advance of the interest due date, is called the “record date.” Because we will pay all the interest for an interest period to the holders on the record date, holders buying and selling debt securities must work out between themselves the appropriate purchase price. The most common manner is to adjust the sales price of the debt securities to prorate interest fairly between buyer and seller based on their respective ownership periods within the particular interest period. This prorated interest amount is called “accrued interest.”
Payments on Global Securities
    We will make payments on a global security in accordance with the applicable policies of the depositary as in effect from time to time. Under those policies, we will make payments directly to the depositary, or its nominee, and not to any indirect holders who own beneficial interests in the global security. An indirect holder’s right to those payments will be governed by the rules and practices of the depositary and its participants.
Payments on Certificated Securities
    We will make payments on a certificated debt security as follows:
•We will pay interest that is due on an interest payment date by check mailed on the interest payment date to the holder at his or her address shown on the trustee’s records as of the close of business on the regular record date.
•We will make all payments of principal and premium, if any, by check at the office of the applicable trustee in New York, New York and/or at other offices that may be specified in the prospectus supplement or in a notice to holders against surrender of the debt security.
    Alternatively, if the holder asks us to do so, we will pay any amount that becomes due on the debt security by wire transfer of immediately available funds to an account at a bank in New York City, on the due date. To request payment by wire, the holder must give the applicable trustee or other paying agent appropriate transfer instructions at least 15 business days before the requested wire payment is due. In the case of any interest payment due on an interest payment date, the instructions must be given by the person who is the holder on the relevant regular record date. Any wire instructions, once properly given, will remain in effect unless and until new instructions are given in the manner described above.
Payment when Offices are Closed
    If any payment is due on a debt security on a day that is not a business day, we will make the payment on the next day that is a business day. Payments made on the next business day in this situation will be treated under the indenture as if they were made on the original due date, except as otherwise indicated in the attached prospectus supplement. Such payment will not result in a default under any debt security or the indenture, and no interest will accrue on the payment amount from the original due date to the next day that is a business day.
    Book-entry and other indirect holders should consult their banks or brokers for information on how they will receive payments on their debt securities.
Events of Default
    You will have rights if an Event of Default occurs in respect of the debt securities of your series and is not cured, as described later in this subsection.
    The term “Event of Default” in respect of the debt securities of your series means any of the following (unless the prospectus supplement relating to such debt securities states otherwise):
•we do not pay the principal of, or any premium on, a debt security of the series on its due date, and do not cure this default within five days;
•we do not pay interest on a debt security of the series when due, and such default is not cured within 30 days;
•we do not deposit any sinking fund payment in respect of debt securities of the series on its due date, and do not cure this default within five days;
•we remain in breach of a covenant in respect of debt securities of the series for 60 days after we receive a written notice of default stating we are in breach. The notice must be sent by either the trustee or holders of at least 25% of the principal amount of debt securities of the series;
•we file for bankruptcy or certain other events of bankruptcy, insolvency or reorganization occur and remain undischarged or unstayed for a period of 60 days;
•on the last business day of each of 24 consecutive calendar months, we have an asset coverage of less than 100%; and
•any other Event of Default in respect of debt securities of the series described in the applicable prospectus supplement occurs.
    An Event of Default for a particular series of debt securities does not necessarily constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of debt securities of any default, except in the payment of principal, premium or interest, if it considers the withholding of notice to be in the best interests of the holders.
Remedies if an Event of Default Occurs
    If an Event of Default has occurred and has not been cured, the trustee or the holders of at least 25% in principal amount of the debt securities of the affected series may declare the entire principal amount of all the debt securities of that series to be due and immediately payable. This is called a declaration of acceleration of maturity. In certain circumstances, a declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the debt securities of the affected series.
    The trustee is not required to take any action under the indenture at the request of any holders unless the holders offer the trustee reasonable protection from expenses and liability (called an “indemnity”). If reasonable indemnity is provided, the holders of a majority in principal amount of the outstanding debt securities of the relevant series may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the trustee. The trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.
    Before you are allowed to bypass your trustee and bring your own lawsuit or other formal legal action or take other steps to enforce your rights or protect your interests relating to the debt securities, the following must occur:
•the holder must give your trustee written notice that an Event of Default has occurred and remains uncured;
•the holders of at least 25% in principal amount of all outstanding debt securities of the relevant series must make a written request that the trustee take action because of the default and must offer reasonable indemnity to the trustee against the cost and other liabilities of taking that action;
•the trustee must not have taken action for 60 days after receipt of the above notice and offer of indemnity; and
•the holders of a majority in principal amount of the debt securities must not have given the trustee a direction inconsistent with the above notice during that 60 day period.
    However, you are entitled at any time to bring a lawsuit for the payment of money due on your debt securities on or after the due date.
    Holders of a majority in principal amount of the debt securities of the affected series may waive any past defaults other than:
•the payment of principal, any premium or interest; or
•in respect of a covenant that cannot be modified or amended without the consent of each holder.
    Book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the trustee and how to declare or cancel an acceleration of maturity.
    Each year, we will furnish to each trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the indenture and the debt securities, or else specifying any default.
Merger or Consolidation
    Under the terms of the indenture, we are generally permitted to consolidate or merge with another entity. We may also be permitted to sell all or substantially all of our assets to another entity. However, unless the prospectus supplement relating to certain debt securities states otherwise, we may not take any of these actions unless all the following conditions are met:
•where we merge out of existence or sell our assets, the resulting entity must agree to be legally responsible for our obligations under the debt securities;
•immediately after giving effect to such transaction, no Default or Event of Default shall have happened and be continuing;
•under the indenture, no merger or sale of assets may be made if as a result any of our property or assets or any property or assets of one of our subsidiaries, if any, would become subject to any mortgage, lien or other encumbrance unless either: (a) the mortgage, lien or other encumbrance could be created pursuant to the limitation on liens covenant in the indenture without equally and ratably securing the indenture securities; or (b) the indenture securities are secured equally and ratably with or prior to the debt secured by the mortgage, lien or other encumbrance;
•we must deliver certain certificates and documents to the trustee; and
•we must satisfy any other requirements specified in the prospectus supplement relating to a particular series of debt securities.
Modification or Waiver
    There are three types of changes we can make to the indenture and the debt securities issued thereunder.
Changes Requiring Approval
    First, there are changes that we cannot make to debt securities without specific approval of all of the holders. The following is a list of those types of changes:
•change the stated maturity of the principal of or interest on a debt security;
•reduce any amounts due on a debt security;
•reduce the amount of principal payable upon acceleration of the maturity of a security following a default;
•adversely affect any right of repayment at the holder’s option;
•change the place (except as otherwise described in the prospectus or prospectus supplement) or currency of payment on a debt security;
•impair your right to sue for payment;
•adversely affect any right to convert or exchange a debt security in accordance with its terms;
•modify the subordination provisions in the indenture in a manner that is adverse to holders of the debt securities;
•reduce the percentage of holders of debt securities whose consent is needed to modify or amend the indenture;
•reduce the percentage of holders of debt securities whose consent is needed to waive compliance with certain provisions of the indenture or to waive certain defaults;
•modify any other aspect of the provisions of the indenture dealing with supplemental indentures, modification and waiver of past defaults, changes to the quorum or voting requirements or the waiver of certain covenants; and
•change any obligation we have to pay additional amounts.
Changes Not Requiring Approval
    The second type of change does not require any vote by the holders of the debt securities. This type is limited to clarifications and certain other changes that would not adversely affect holders of the outstanding debt securities in any material respect. We also do not need any approval to make any change that affects only debt securities to be issued under the indenture after the change takes effect.
Changes Requiring Majority Approval
    Any other change to the indenture and the debt securities would require the following approval:
•if the change affects only one series of debt securities, it must be approved by the holders of a majority in principal amount of that series; and
•if the change affects more than one series of debt securities issued under the same indenture, it must be approved by the holders of a majority in principal amount of all of the series affected by the change, with all affected series voting together as one class for this purpose.
    The holders of a majority in principal amount of all of the series of debt securities issued under an indenture, voting together as one class for this purpose, may waive our compliance with some of our covenants in that indenture. However, we cannot obtain a waiver of a payment default or of any of the matters covered by the bullet points included above under “—Changes Requiring Approval.”
Further Details Concerning Voting
    When taking a vote, we will use the following rules to decide how much principal to attribute to a debt security:
•for original issue discount securities, we will use the principal amount that would be due and payable on the voting date if the maturity of these debt securities were accelerated to that date because of a default;
•for debt securities whose principal amount is not known (for example, because it is based on an index), we will use a special rule for that debt security described in the prospectus supplement; and
•for debt securities denominated in one or more foreign currencies, we will use the U.S. dollar equivalent.
    Debt securities will not be considered outstanding, and therefore not eligible to vote, if we have deposited or set aside in trust money for their payment or redemption. Debt securities will also not be eligible to vote if they have been fully defeased as described later under “Defeasance—Full Defeasance.”
    We will generally be entitled to set any day as a record date for the purpose of determining the holders of outstanding indenture securities that are entitled to vote or take other action under the indenture. If we set a record date for a vote or other action to be taken by holders of one or more series, that vote or action may be taken only by persons who are holders of outstanding indenture securities of those series on the record date and must be taken within eleven months following the record date.
    Book-entry and other indirect holders should consult their banks or brokers for information on how approval may be granted or denied if we seek to change the indenture or the debt securities or request a waiver.
Defeasance
    The following provisions will be applicable to each series of debt securities unless we state in the applicable prospectus supplement that the provisions of covenant defeasance and full defeasance will not be applicable to that series.
Covenant Defeasance
    Under current U.S. federal tax law, we can make the deposit described below and be released from some of the restrictive covenants in the indenture under which the particular series was issued. This is called “covenant defeasance.” In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your debt securities. If applicable, you also would be released from the subordination provisions as described under the “Indenture Provisions—Subordination” section below. In order to achieve covenant defeasance, we must do the following:
•if the debt securities of the particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of such debt securities a combination of money and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates;
•we must deliver to the trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit and just repaid the debt securities ourselves at maturity; and
•we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act, as amended, and a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with.
    If we accomplish covenant defeasance, you can still look to us for repayment of the debt securities if there were a shortfall in the trust deposit or the trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as our bankruptcy) and the debt securities became immediately due and payable, there might be a shortfall. Depending on the event causing the default, you may not be able to obtain payment of the shortfall.
Full Defeasance
    If there is a change in U.S. federal tax law, as described below, we can legally release ourselves from all payment and other obligations on the debt securities of a particular series (called “full defeasance”) if we put in place the following other arrangements for you to be repaid:
•if the debt securities of the particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of such debt securities a combination of money and United States government or United States government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates;
•we must deliver to the trustee a legal opinion confirming that there has been a change in current U.S. federal tax law or an IRS ruling that allows us to make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit and just repaid the debt securities ourselves at maturity. Under current U.S. federal tax law, the deposit and our legal release from the debt securities would be treated as though we paid you your share of the cash and notes or bonds at the time the cash and notes or bonds were deposited in trust in exchange for your debt securities and you would recognize gain or loss on the debt securities at the time of the deposit; and
•we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act, as amended, and a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with.
    If we ever did accomplish full defeasance, as described above, you would have to rely solely on the trust deposit for repayment of the debt securities. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors if we ever became bankrupt or insolvent. If applicable, you would also be released from the subordination provisions described later under “Indenture Provisions—Subordination.”
Form, Exchange and Transfer of Certificated Registered Securities
    Holders may exchange their certificated securities, if any, for debt securities of smaller denominations or combined into fewer debt securities of larger denominations, as long as the total principal amount is not changed.
    Holders may exchange or transfer their certificated securities, if any, at the office of their trustee. We have appointed the trustee to act as our agent for registering debt securities in the names of holders transferring debt securities. We may appoint another entity to perform these functions or perform them ourselves.
    Holders will not be required to pay a service charge to transfer or exchange their certificated securities, if any, but they may be required to pay any tax or other governmental charge associated with the transfer or exchange. The transfer or exchange will be made only if our transfer agent is satisfied with the holder’s proof of legal ownership.
    If we have designated additional transfer agents for your debt security, they will be named in your prospectus supplement. We may appoint additional transfer agents or cancel the appointment of any particular transfer agent. We may also approve a change in the office through which any transfer agent acts.
    If any certificated securities of a particular series are redeemable and we redeem less than all the debt securities of that series, we may block the transfer or exchange of those debt securities during the period beginning 15 days before the day we mail the notice of redemption and ending on the day of that mailing, in order to freeze the list of holders to prepare the mailing. We may also refuse to register transfers or exchanges of any certificated securities selected for redemption, except that we will continue to permit transfers and exchanges of the unredeemed portion of any debt security that will be partially redeemed.
Resignation of Trustee
    Each trustee may resign or be removed with respect to one or more series of indenture securities provided that a successor trustee is appointed to act with respect to these series. In the event that two or more persons are acting as trustee with respect to different series of indenture securities under the indenture, each of the trustees will be a trustee of a trust separate and apart from the trust administered by any other trustee.
Indenture Provisions - Subordination
    Upon any distribution of our assets upon our dissolution, winding up, liquidation or reorganization, the payment of the principal of (and premium, if any) and interest, if any, on any indenture securities denominated as subordinated debt securities is to be subordinated to the extent provided in the indenture in right of payment to the prior payment in full of all senior indebtedness (as defined below), but our obligation to you to make payment of the principal of (and premium, if any) and interest, if any, on such subordinated debt securities will not otherwise be affected. In addition, no payment on account of principal (or premium, if any), sinking fund or interest, if any, may be made on such subordinated debt securities at any time unless full payment of all amounts due in respect of the principal (and premium, if any), sinking fund and interest on senior indebtedness has been made or duly provided for in money or money’s worth.
    In the event that, notwithstanding the foregoing, any payment by us is received by the trustee in respect of subordinated debt securities or by the holders of any of such subordinated debt securities before all senior indebtedness is paid in full, the payment or distribution must be paid over to the holders of the senior indebtedness or on their behalf for application to the payment of all the senior indebtedness remaining unpaid until all the senior indebtedness has been paid in full, after giving effect to any concurrent payment or distribution to the holders of the senior indebtedness. Subject to the payment in full of all senior indebtedness upon this distribution by us, the holders of such subordinated debt securities will be subrogated to the rights of the holders of the senior indebtedness to the extent of payments made to the holders of the senior indebtedness out of the distributive share of such subordinated debt securities.
    By reason of this subordination, in the event of a distribution of our assets upon our insolvency, certain of our senior creditors may recover more, ratably, than holders of any subordinated debt securities. The indenture provides that these subordination provisions will not apply to money and securities held in trust under the defeasance provisions of the indenture.
    Senior indebtedness is defined in the indenture as the principal of (and premium, if any) and unpaid interest on:
•our indebtedness (including indebtedness of others guaranteed by us), whenever created, incurred, assumed or guaranteed, for money borrowed (other than indenture securities issued under the indenture and denominated as subordinated debt securities), unless in the instrument creating or evidencing the same or under which the same is outstanding it is provided that this indebtedness is not senior or prior in right of payment to the subordinated debt securities; and
•renewals, extensions, modifications and refinancings of any of this indebtedness.
    If this prospectus is being delivered in connection with the offering of a series of indenture securities denominated as subordinated debt securities, the accompanying prospectus supplement will set forth the approximate amount of our senior indebtedness outstanding as of a recent date.
The Trustee under the Indenture
    U.S. Bank Trust Company, National Association will serve as the trustee under the indenture.
Certain Considerations Relating to Foreign Currencies
    Debt securities denominated or payable in foreign currencies may entail significant risks. These risks include the possibility of significant fluctuations in the foreign currency markets, the imposition or modification of foreign exchange controls and potential illiquidity in the secondary market. These risks will vary depending upon the currency or currencies involved and will be more fully described in the applicable prospectus supplement.

Other Securities [Table Text Block]	DESCRIPTION OF OUR SUBSCRIPTION RIGHTS
    The following is a general description of the terms of the subscription rights we may issue from time to time. Particular terms of any subscription rights we offer will be described in the prospectus supplement relating to such subscription rights. We urge you to read the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you related to the subscription rights being offered.
    We may issue subscription rights to our stockholders to purchase common stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to our stockholders, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our stockholders on the record date that we set for receiving subscription rights in such subscription rights offering.
    A prospectus supplement will describe the particular terms of any subscription rights we may issue, including the following:
•the period of time the offering would remain open (which shall be open a minimum number of days such that all record holders would be eligible to participate in the offering and shall not be open longer than 120 days);
•the title and aggregate number of such subscription rights;
•the exercise price for such subscription rights (or method of calculation thereof);
•the currency or currencies, including composite currencies, in which the price of such subscription rights may be payable;
•if applicable, the designation and terms of the securities with which the subscription rights are issued and the number of subscription rights issued with each such security or each principal amount of such security;
•the ratio of the offering (which, in the case of transferable rights, will require a minimum of three shares to be held of record before a person is entitled to purchase an additional share);
•the number of such subscription rights issued to each stockholder;
•the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;
•the date on which the right to exercise such subscription rights shall commence, and the date on which such right shall expire (subject to any extension);
•if applicable, the minimum or maximum number of subscription rights that may be exercised at one time;
•the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;
•any termination right we may have in connection with such subscription rights offering;
•the terms of any rights to redeem, or call such subscription rights;
•information with respect to book-entry procedures, if any;
•the terms of the securities issuable upon exercise of the subscription rights;
•the material terms of any standby underwriting, backstop or other purchase arrangement that we may enter into in connection with the subscription rights offering;
•if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights; and
•any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.
    Each subscription right will entitle the holder of the subscription right to purchase for cash or other consideration such amount of shares of common stock at such subscription price as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the subscription rights offered thereby. Subscription rights may be exercised as set forth in the prospectus supplement beginning on the date specified therein and continuing until the close of business on the expiration date for such subscription rights set forth in the prospectus supplement. After the close of business on the expiration date, all unexercised subscription rights will become void.
    Upon receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the prospectus supplement we will forward, as soon as practicable, the shares of common stock purchasable upon such exercise. If less than all of the rights represented by such subscription rights certificate are exercised, a new subscription certificate will be issued for the remaining rights. Prior to exercising their subscription rights, holders of subscription rights will not have any of the rights of holders of the securities purchasable upon such exercise. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than stockholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement.

Other Security, Description [Text Block]	DESCRIPTION OF OUR SUBSCRIPTION RIGHTS
    The following is a general description of the terms of the subscription rights we may issue from time to time. Particular terms of any subscription rights we offer will be described in the prospectus supplement relating to such subscription rights. We urge you to read the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you related to the subscription rights being offered.
    We may issue subscription rights to our stockholders to purchase common stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to our stockholders, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our stockholders on the record date that we set for receiving subscription rights in such subscription rights offering.
    A prospectus supplement will describe the particular terms of any subscription rights we may issue, including the following:
•the period of time the offering would remain open (which shall be open a minimum number of days such that all record holders would be eligible to participate in the offering and shall not be open longer than 120 days);
•the title and aggregate number of such subscription rights;
•the exercise price for such subscription rights (or method of calculation thereof);
•the currency or currencies, including composite currencies, in which the price of such subscription rights may be payable;
•if applicable, the designation and terms of the securities with which the subscription rights are issued and the number of subscription rights issued with each such security or each principal amount of such security;
•the ratio of the offering (which, in the case of transferable rights, will require a minimum of three shares to be held of record before a person is entitled to purchase an additional share);
•the number of such subscription rights issued to each stockholder;
•the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;
•the date on which the right to exercise such subscription rights shall commence, and the date on which such right shall expire (subject to any extension);
•if applicable, the minimum or maximum number of subscription rights that may be exercised at one time;
•the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;
•any termination right we may have in connection with such subscription rights offering;
•the terms of any rights to redeem, or call such subscription rights;
•information with respect to book-entry procedures, if any;
•the terms of the securities issuable upon exercise of the subscription rights;
•the material terms of any standby underwriting, backstop or other purchase arrangement that we may enter into in connection with the subscription rights offering;
•if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights; and
•any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.
    Each subscription right will entitle the holder of the subscription right to purchase for cash or other consideration such amount of shares of common stock at such subscription price as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the subscription rights offered thereby. Subscription rights may be exercised as set forth in the prospectus supplement beginning on the date specified therein and continuing until the close of business on the expiration date for such subscription rights set forth in the prospectus supplement. After the close of business on the expiration date, all unexercised subscription rights will become void.
    Upon receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the prospectus supplement we will forward, as soon as practicable, the shares of common stock purchasable upon such exercise. If less than all of the rights represented by such subscription rights certificate are exercised, a new subscription certificate will be issued for the remaining rights. Prior to exercising their subscription rights, holders of subscription rights will not have any of the rights of holders of the securities purchasable upon such exercise. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than stockholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement.
DESCRIPTION OF OUR WARRANTS
    The following is a general description of the terms of the warrants we may issue from time to time. Particular terms of any warrants we offer will be described in the prospectus supplement relating to such warrants and will be subject to compliance with the 1940 Act. We urge you to read the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you related to the warrants being offered.
    We may issue warrants to purchase shares of our common stock, preferred stock or debt securities. Such warrants may be issued independently or together with shares of common stock, preferred stock or debt securities and may be attached or separate from such securities. We will issue each series of warrants under a separate warrant agreement to be entered into between us and a warrant agent. The warrant agent will act solely as our agent and will not assume any obligation or relationship of agency for or with holders or beneficial owners of warrants.
    A prospectus supplement will describe the particular terms of any series of warrants we may issue, including the following:
•the title and aggregate number of such warrants;
•the price or prices at which such warrants will be issued;
•the currency or currencies, including composite currencies, in which the price of such warrants may be payable;
•if applicable, the designation and terms of the securities with which the warrants are issued and the number of warrants issued with each such security or each principal amount of such security;
•in the case of warrants to purchase debt securities, the principal amount of debt securities purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which this principal amount of debt securities may be purchased upon such exercise;
•in the case of warrants to purchase common stock or preferred stock, the number of shares of common stock or preferred stock, as the case may be, purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which these shares may be purchased upon such exercise;
•the date on which the right to exercise such warrants shall commence and the date on which such right will expire (subject to any extension);
•whether such warrants will be issued in registered form or bearer form;
•if applicable, the minimum or maximum amount of such warrants that may be exercised at any one time;
•if applicable, the date on and after which such warrants and the related securities will be separately transferable;
•the terms of any rights to redeem, or call such warrants;
•information with respect to book-entry procedures, if any;
•the terms of the securities issuable upon exercise of the warrants;
•if applicable, a discussion of certain U.S. federal income tax considerations; and
•any other terms of such warrants, including terms, procedures and limitations relating to the exchange and exercise of such warrants.
    We and the warrant agent may amend or supplement the warrant agreement for a series of warrants without the consent of the holders of the warrants issued thereunder to effect changes that are not inconsistent with the provisions of the warrants and that do not materially and adversely affect the interests of the holders of the warrants.
    Each warrant will entitle the holder to purchase for cash such common stock or preferred stock at the exercise price or such principal amount of debt securities as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the warrants offered thereby. Warrants may be exercised as set forth in the prospectus supplement beginning on the date specified therein and continuing until the close of business on the expiration date set forth in the prospectus supplement. After the close of business on the expiration date, unexercised warrants will become void.
    Upon receipt of payment and a warrant certificate properly completed and duly executed at the corporate trust office of the warrant agent or any other office indicated in the prospectus supplement, we will, as soon as practicable, forward the securities purchasable upon such exercise. If less than all of the warrants represented by such warrant certificate are exercised, a new warrant certificate will be issued for the remaining warrants. If we so indicate in the applicable prospectus supplement, holders of the warrants may surrender securities as all or part of the exercise price for warrants.
    Prior to exercising their warrants, holders of warrants will not have any of the rights of holders of the securities purchasable upon such exercise, including, in the case of warrants to purchase debt securities, the right to receive principal, premium, if any, or interest payments, on the debt securities purchasable upon exercise or to enforce covenants in the applicable indenture or, in the case of warrants to purchase common stock or preferred stock, the right to receive distributions, if any, or payments upon our liquidation, dissolution or winding up or to exercise any voting rights.
    Under the 1940 Act, we may generally only offer warrants provided that: (a) the warrants expire by their terms within ten years; (b) the exercise or conversion price is not less than the current market value at the date of issuance; (c) our stockholders authorize the proposal to issue such warrants, and our Board approves such issuance on the basis that the issuance is in the best interests of OFS Capital and its stockholders; and (d) if the warrants are accompanied by other securities, the warrants are not separately transferable unless no class of such warrants and the securities accompanying them has been publicly distributed. The 1940 Act also provides that the amount of our voting securities that would result from the exercise of all outstanding warrants, as well as options and rights, at the time of issuance may not exceed 25% of our outstanding voting securities.

Outstanding Securities [Table Text Block]

Title of Class	Amount Authorized	Amount Held by Company for its Account	Amount Outstanding
Common Stock, $0.01 par value per share	100,000,000	—	13,398,078
Preferred Stock, $0.01 par value per share	2,000,000	—	—

Business And Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks related to our business and structure.
•Global economic, political and market conditions may adversely affect our business, our ability to access capital, and our results of operations and financial condition, including our revenue growth and profitability.
•Due to economic disruptions, we may not be able to increase our dividends and may reduce or defer our dividends and choose to incur U.S. federal excise tax in order to preserve cash and maintain flexibility.
•We are dependent upon the OFSC senior professionals for our future success and upon their access to the investment professionals and partners of OFSC and its affiliates.
•A significant amount of our portfolio investments are recorded at fair value and OFS Advisor, our “valuation designee,” determines the fair value of our investments in good faith pursuant to Rule 2a-5 under the 1940 Act. As a result, there will be uncertainty as to the value of our portfolio investments and the participation of OFS Advisor’s professionals in our valuation process could result in a conflict of interest.
•We may finance our investments with borrowed money, which magnifies the potential for gain or loss on amounts invested and may increase the risk of investing in us.
•Insufficient cash flows may increase our risk of default of our debt obligations, including under our Unsecured Notes and our BNP Facility.
•We will be subject to U.S. federal income tax at corporate rates if we are unable to maintain our tax treatment as a RIC.
•In the future, we may choose to pay distributions in our own stock and stockholders may be required to pay tax in excess of the cash they receive.
•Because we expect to distribute substantially all of our net ordinary income and net realized capital gains to our stockholders, we may need additional capital to finance our growth and such capital may not be available on favorable terms or at all.
•Changes in the laws or regulations governing our business, or changes in the interpretations thereof, and any failure by us to comply with these laws or regulations, could have a material adverse effect on our, and our portfolio companies’ business, results of operations or financial condition.
•Our Board may change our investment objectives, operating policies and strategies without prior notice or stockholder approval.
OFS Advisor And Affiliates Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks related to OFS Advisor and its Affiliates.
•We have potential conflicts of interest related to obligations that OFS Advisor or its affiliates may have to other clients.
•We have potential conflicts of interest related to the purchases and sales that OFS Advisor makes on our behalf and/or on behalf of Affiliated Accounts.
•The valuation process for certain of our portfolio holdings may create a conflict of interest.
•Our ability to enter into transactions with our affiliates is restricted, which may limit the scope of investments available to us.
•Our incentive fee structure may create incentives for OFS Advisor that are not fully aligned with the interests of our stockholders.
•OFS Advisor’s liability is limited under the Investment Advisory Agreement, and we have agreed to indemnify OFS Advisor against certain liabilities, which may lead OFS Advisor to act in a riskier manner on our behalf than it would when acting for its own account.
•OFS Advisor can resign on 60 days’ notice, and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.
Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks related to our investments.
•Inflation may adversely affect the business, results of operations and financial condition of our portfolio companies.
•Any of our portfolio companies operating in the Health Care and Social Assistance industry are subject to extensive government regulation and certain other risks particular to that industry.
•Our investments in private and middle-market portfolio companies are generally considered lower credit quality obligations, are risky, and we could lose all or part of our investment.
•Our investments in Structured Finance Securities carry additional risks to the risks associated with investing in private debt.
•Our investments in Structured Finance Securities are more likely to suffer a loss of all or a portion of their value in the event of a default.
•We are a non-diversified management investment company within the meaning of the 1940 Act, and therefore we may assume large positions in the securities of a small number of issuers.
•If we make subordinated debt investments, the obligors or the portfolio companies may not generate sufficient cash flow to service their debt obligations to us.
•We and our investments are subject to interest rate risk.

Investment In Common Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks related to our securities and an investment in our common stock.
•There is a risk that stockholders may not receive distributions or that our distributions may not grow over time and a portion of our distributions may be a return of capital.
•The market price of our common stock may fluctuate and decrease significantly.
•Sales of substantial amounts of our common stock in the public market may have an adverse effect on the market price of our common stock.
•Our common stock has traded and may continue to trade below its NAV per share, which limits our ability to raise additional equity capital.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	10 S. Wacker Drive
Entity Address, Address Line Two	Suite 2500
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
Contact Personnel Name	Bilal Rashid
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Stock
Outstanding Security, Title [Text Block]	Common Stock, $0.01 par value per share
Outstanding Security, Authorized [Shares]	100,000,000,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	13,398,078
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF OUR PREFERRED STOCK
    In addition to shares of common stock, our certificate of incorporation authorizes the issuance of preferred stock. We may issue preferred stock from time to time in one or more classes or series, without stockholder approval. Prior to issuance of shares of each class or series, our Board is required by Delaware law and by our certificate of incorporation to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms or conditions of redemption for each class or series. Thus, the Board could authorize the issuance of shares of preferred stock with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest. You should note, however, that any such an issuance must adhere to the requirements of the 1940 Act, Delaware law and any other limitations imposed by law.
    The 1940 Act requires that: (a) immediately after issuance and before any distribution is made with respect to our common stock and before any purchase of common stock is made, our asset coverage ratio, as defined in the 1940 Act, must equal at least 200% (or 150% if certain requirements are met) of gross assets less all liabilities and indebtedness not represented by senior securities (which include all of our borrowings and any preferred stock); and (b) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if distributions on such preferred stock are in arrears by two years or more. Some matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred stock. For example, holders of preferred stock would vote separately from the holders of common stock on a proposal to cease operations as a business development company. We believe that the availability for issuance of preferred stock will provide us with increased flexibility in structuring future financings and acquisitions, although we have no present intent to issue any shares of preferred stock.
    For any series of preferred stock that we may issue, our Board will determine the powers, preferences, rights, qualifications and restrictions thereof, including without limitation the following:
•the designation and number of shares of such series;
•the rate and time at which, and the preferences and conditions under which, any dividends or other distributions will be paid on shares of such series, as well as whether such dividends or other distributions are participating or non-participating;
•any provisions relating to convertibility or exchangeability of the shares of such series, including adjustments to the conversion price of such series;
•the rights and preferences, if any, of holders of shares of such series upon our liquidation, dissolution or winding up of our affairs;
•the voting powers, if any, of the holders of shares of such series;
•any provisions relating to the redemption of the shares of such series;
•any limitations on our ability to pay dividends or make distributions on, or acquire or redeem, other securities while shares of such series are outstanding;
•any conditions or restrictions on our ability to issue additional shares of such series or other securities;
•if applicable, a discussion of certain U.S. federal income tax considerations; and
•any other relative powers, preferences and participating, optional or special rights of shares of such series, and the qualifications, limitations or restrictions thereof.
    All shares of preferred stock that we may issue will be identical and of equal rank except as to the particular terms thereof that may be fixed by our Board, and all shares of each series of preferred stock will be identical and of equal rank except as to the dates from which dividends or other distributions, if any, thereon will be cumulative. To the extent we issue preferred stock, the payment of dividends to holders of our preferred stock will take priority over payment of distributions to our common stockholders.

Security Title [Text Block]	Preferred Stock
Outstanding Security, Title [Text Block]	Preferred Stock, $0.01 par value per share
Outstanding Security, Authorized [Shares]	2,000,000,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	0